Loss Before Income Tax (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2021	2020	2021	2020
Revenue
Commercialization revenue		2,382	2,191	4,804	3,480
Milestone revenue		—	—	1,172	—
Interest revenue		1	5	1	21
Other revenue		—	45	—	45
Total Revenue		2,383	2,241	5,977	3,546

Clinical trial and research & development		(3,648)	(4,913)	(6,231)	(13,410)
Manufacturing production & development		(6,571)	(5,910)	(14,489)	(17,678)

Employee benefits
Salaries and employee benefits		(5,218)	(7,586)	(10,670)	(14,767)
Defined contribution superannuation expenses		(119)	(107)	(215)	(191)
Equity settled share-based payment transactions(1)		(1,480)	(3,540)	(2,556)	(8,421)
Total Employee benefits		(6,817)	(11,233)	(13,441)	(23,379)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(279)	(232)	(569)	(443)
Right of use asset depreciation		(430)	(430)	(840)	(839)
Intellectual property amortization		(393)	(387)	(786)	(770)
Total Depreciation and amortization of non-current assets		(1,102)	(1,049)	(2,195)	(2,052)

Other Management & administration expenses
Overheads & administration		(2,970)	(1,929)	(5,068)	(3,746)
Consultancy		(1,004)	(1,190)	(1,777)	(2,996)
Legal, patent and other professional fees		(1,688)	(1,620)	(2,721)	(2,895)
Intellectual property expenses (excluding the amount amortized above)		(802)	(711)	(1,423)	(1,280)
Total Other Management & administration expenses		(6,464)	(5,450)	(10,989)	(10,917)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	(351)	1,462	(71)	16,569
Total Fair value remeasurement of contingent consideration		(351)	1,462	(71)	16,569

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(e)(vi)	2,152	—	2,152	—
Total Fair value remeasurement of warrant liability		2,152	—	2,152	—

Other operating income and expenses
Government grant revenue		—	—	—	17
Foreign exchange gains/(losses)		(227)	296	(346)	378
Foreign withholding tax paid		—	—	(59)	—
Total Other operating income and expenses		(227)	296	(405)	395

Finance (costs)/gains
Remeasurement of borrowing arrangements		(1,317)	2,932	(837)	3,955
Interest expense		(4,063)	(3,994)	(8,203)	(7,921)
Total Finance costs		(5,380)	(1,062)	(9,040)	(3,966)

Total loss before income tax		(26,025)	(25,618)	(48,732)	(50,892)
(1)	Share-based payment transactions

For the three and six months ended December 31, 2021 and 2020, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars)	2021	2020	2021	2020
Research and development	744,376	2,298,879	1,644,217	5,134,601
Manufacturing and commercialization	87,608	170,859	210,757	365,175
Management and administration	647,949	1,069,753	700,671	2,920,952
Equity settled share-based payment transactions	1,479,933	3,539,491	2,555,645	8,420,728